Note 15 - Subsequent Event - 10-Q (Details) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 08, 2013 Consideration for Execution and Delivery of Agreement [Member] Subsequent Event [Member]	Nov. 08, 2013 Subsequent Event [Member]	Oct. 24, 2013 Subsequent Event [Member]
Note 15 - Subsequent Event - 10-Q (Details) [Line Items]
Common Stock, Shares Authorized	500,000,000	400,000,000	400,000,000			700,000,000
Common Stock Purchase Agreement, Value of Shares Authorized to Issue and Sell to Investors (in Dollars)	$ 20				$ 20
Percent of Average Daily Trading Volume of Company's Common Stock					300.00%
Percent of Lowest Daily Volume Weighted Average Price of Common Stock					90.00%
Common Stock, Shares, Issued	373,040,523	242,074,324	134,467,554	2,666,667